Other long-term debt - Maturities of Long-term Debt (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Long-term debt
Less: current portion of other long-term debt	$ (760,163,148)	$ (854,814,983)
Total other long-term debt	478,767,048	$ 476,033,481
Other Long-Term Debt [Member]
Other Long-term debt
2025	760,163,148
2026	128,159,131
2027	252,480,141
2028	16,693,563
2029 and thereafter	81,434,213
Less: current portion of other long-term debt	(760,163,148)
Total other long-term debt	$ 478,767,048